Statutory Requirements and Dividend Restrictions - Statutory Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bermuda
Effects of Reinsurance [Line Items]
Statutory net income (loss)	$ 67.3	$ 345.2	$ (0.6)
United Kingdom
Effects of Reinsurance [Line Items]
Statutory net income (loss)	115.0	68.1	69.7
Republic of Ireland
Effects of Reinsurance [Line Items]
Statutory net income (loss)	$ (3.8)	$ 19.3	$ (0.1)